NOTE 21. RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
NOTE 21. RELATED PARTY BALANCES AND TRANSACTIONS

Due from an affiliate:

During the periods presented, the Company made a short-term advance to a related party, Kaiyuan Shengrong. The amount is non-interest bearing, unsecured and was settled in April 2012.

The outstanding amount due from a related party as of December 31, 2012 and 2011 was as follows:

		December 31,
	Note	2012	2011
			As Adjusted – note 2

Kaiyuan Shengrong	(1)	$—	$7,904

Note:

(1)	Entity controlled by Mr. Li’s brother.

Due to affiliates:

During the periods presented, the Company has borrowed from the Company’s Chairman and Chief Executive Officer, Mr. Yong Hui Li (“Mr. Li”), Honest Best and companies affiliated with Mr. Li. Each of these loans was entered into to satisfy the Company’s short-term capital needs.

The amount due to Alliance Rich represented a portion of the consideration paid in the acquisition of Heat Planet. The amount will be payable within six months of occupation of the Asset and delivery of the audited financial statements for the five months ended May 31, 2012 of Heat Planet. And any unpaid amounts from such amount due after such six months will begin to accrue interest at the one-year rate announced by the People’s Bank of China. (6.00% as of December 31, 2012)

The amount due to Hebei Kaiyuan was non-interest bearing, unsecured and due on demand by the lender. In September 2011, Hebei Kaiyuan began charging interest at 8.00% per annum.

The amount due to Honest Best bore interest at the rate of 3.95% per annum, which increased to 8.00% per annum on October 1, 2011. The amount was unsecured and repaid in January 2012. The amount due to Kaiyuan Shengrong bears the average interest rate of 6.93% per annum, which is adjustable in connection with the basis rate established by the People’s Bank of China, is unsecured and will commence maturity in July 2013.

The amount due to AutoChina Inc. and Smart Success Investment Limited (“Smart Success”) were non-interest bearing, unsecured and due on demand by the lenders.

The outstanding amounts due to related parties as of December 31, 2012 and 2011were as follows:

		December 31,
	Notes	2012	2011
			As Adjusted – note 2

Mr. Li	(1)	$144	$143
Honest Best	(2)	—	31,343
Alliance Rich	(3)	56,170	—
Hebei Kaiyuan	(3)	1,162	1,074
Kaiyuan Shengrong	(3)	8,110	3,244
Smart Success	(3)	9	9
AutoChina Inc.	(3)	—	6,883
Total		$65,595	$42,696

Notes:

(1)	The Chairman and Chief Executive Officer of AutoChina.
(2)	Parent company of AutoChina and entity controlled by Mr. Li.
(3)	Entity controlled by Mr. Li.

Accounts payable, related parties:

During the periods presented, the Company purchased commercial vehicles from Ruituo, a company which is controlled by Mr. Li’s brother. The amount due to Ruituo was non-interest bearing until October 2011. In addition, the payable balance is unsecured and due on demand by Ruituo. In October 2011, Ruituo began charging interest at 8.00% per annum to the Company for the payables.

The outstanding amounts of accounts payable, related parties as of December 31, 2012 and 2011 were as follows:

		December 31,
	Note	2012	2011

Ruituo	(1)	$2,228	$—

Note:

(1)	Entity controlled by Mr. Li’s brother.

Deposits for inventories, related party:

During the periods presented, the Company made prepayments for inventories to a related party, Ruituo, to purchase commercial vehicles. The amount is non-interest bearing, unsecured and was settled in January 2012.

The outstanding amounts of deposits for inventories, related party as of December 31, 2012 and 2011 were as follows:

	December 31,
	Note	2012	2011

Ruituo	(1)	$—	$14,539

(1)	Entity controlled by Mr. Li’s brother.

Related Parties Transactions

During the periods presented, the details of the related party transactions were as follows:

	Notes		Years Ended December 31,
			2012	2011	2010

Capital nature:
Honest Best	(1)	(d)	$—	$61,570	$—
Hebei Kaiyuan	(2)	(a)	64,962	65,070	68,279
Hebei Kaiyuan	(2)	(d)	75,771	185,272	280,357
Ruihua Real Estate	(2)	(a)	—	—	12,139
Ruihua Real Estate	(2)	(d)	2,905	—	—
Kaiyuan Shengrong	(2)	(b)	10,299	3,096	3,035
Kaiyuan Shengrong	(2)	(d)	15,881	3,096	2,954
Kaiyuan Shengrong	(2)	(e)	3,169	3,096	3,035
Beiguo	(3)	(d)	—	—	112,264
Beijing Wantong Longxin Auto Trading Co., Ltd. (“Beijing Wantong”)	(5)	(d)	42,495	—	7,809
Ruituo	(6)	(d)	—	70,703	—
Rainbow Yield	(7)	(c)	—	—	9,000

Operating nature:
Honest Best	(1)	(k)	58	2,214	—
Hebei Kaiyuan	(2)	(h)	—	—	10,706
Hebei Kaiyuan	(2)	(k)	86	14	—
Hebei Kaiyuan Doors & Windows Manufacturing Co., Ltd.	(2)	(i)	—	—	2,097
Kaiyuan Shengrong	(2)	(k)	341	174	60
Beiguo	(3)	(f)	—	—	232,337
Beiguo	(3)	(h)	—	—	19,118
Beiguo	(3)	(j)	—	—	29,987
Beiguo	(3)	(k)	—	618	5,934
Beiguo	(3)	(g)	—	160	328,422
Renbai	(4)	(f)	—	—	9,228
Renbai	(4)	(g)	—	—	10,839
Renbai	(4)	(k)	—	—	951
Beijing Wantong	(5)	(i)	—	—	7,809
Beijing Wantong	(5)	(j)	—	101,974	10,340
Ruituo	(6)	(f)	—	—	316
Ruituo	(6)	(g)	234,781	404,411	55,317
Ruituo	(6)	(k)	384	—	—

Notes :

(1)	Parent company of AutoChina and entity controlled by Mr. Li

(2)	Entity controlled by Mr. Li.

(3)	Entity in which Mr. Li and the Company’s former director, Mr. Thomas Luen-Hung Lau (“Mr. Lau”) are the indirect beneficial owners of approximately 20.92% and 21.71%, respectively.

(4)	Entity in which Mr. Li and Mr. Lau are the indirect beneficial owners of approximately 19.60% and 20.33%, respectively.

(5)	Entity which Mr. Li’s brother holds 40% equity interest.

(6)	Entity controlled by Mr. Li’s brother.

(7)	Entity which Mr. Li’s sister is the sole director.

Nature of transaction :

(a)	Bank loan guarantee provided to the bank by the affiliates.

(b)	Bank loan guarantee provided by the Company to the affiliate.

(c)	Amount provided by the Company to an affiliate.

(d)	Loan provided to the Company during the year.

(e)	Receivables of the Company pledged to guarantee the bank loans borne by the affiliate.

(f)	Purchase of automobiles from the Company during the year.

(g)	Sale of automobiles to the Company, including VAT, during the year.

(h)	Purchase of trading materials from the Company during the year.

(i)	Sale of trading material to the Company during the year.

(j)	Deposits for inventories made by the Company to affiliates for the purchase of commercial vehicles and trading materials and amounts returned during the year.

(k)	Interest incurred by the Company during the year.

During the periods presented, the Company obtained a short-term trade financing facility from Beiguo Commercial Building Limited and Baoding Beiguo Commercial Building Limited (collectively referred to as “Beiguo”) and Shijiazhuang Beiguo Renbai Group Limited (“Renbai”), companies affiliated with Mr. Li., the Company’s Chairman and Chief Executive Officer, and Mr. Lau, a director of AutoChina. The proceeds from this financing facility were used to purchase commercial vehicles for the continuing operations of the Company. This short-term trade financing facility was utilized because, at the time, the Company’s financing needs exceeded the credit limit it could obtain from financial institutions under traditional borrowing arrangements due to the short operating history of the company.

The financing facility operated in the following three steps:

1.	A subsidiary of AutoChina purchases a vehicle from a 3rd party supplier and immediately sells it to Beiguo or Renbai for a note receivable.

2.	The AutoChina subsidiary discounts (sells) the note receivable to a bank for 96.5% and obtains cash in return.

3.	Beiguo or Renbai sells the vehicle back to an AutoChina subsidiary and provides 6 month payments terms at 2% interest (effectively 4% per annum).

This arrangement resulted in the Company effectively paying a financing charge of approximately 4% per annum to Beiguo and Renbai for the funds obtained, and an additional 3.5% for discounting the note receivable to a bank. The relatively low financing charge paid to Beiguo and Renbai was possible, in part, because the financing arrangement is guaranteed by Mr. Li, who has a long term business relationship with Beiguo and Renbai, on behalf of the Company. In addition, the payable balances of each loan are unsecured and due in 180 days. Accordingly, the Company has classified the movements in these payable balances as financing activities on the statement of cash flows. These transactions did not qualify as sales under U.S. GAAP because there was a repurchase obligation by the Company. Both the sales of commercial vehicles to the affiliates and the repurchases were done at an insignificant mark up to cover operating costs.

The Company expects not to continue relying on this financing arrangement with Beiguo and Renbai in the foreseeable future. Since December 2010, the Company started purchasing commercial vehicles from Ruituo, an affiliate of Mr. Li, at a mark up of approximately 0.3%. The balance due to such purchase is interest-free, unsecured and due on demand and was initially interest-free. In October 2011, Ruituo began charging interest at 8.00% per annum to the Company for the payables.

During the years ended December 31, 2012, 2011 and 2010, the Company sold commercial vehicles to affiliates amounting to nil, nil and $283,001, respectively (these amounts represent the sales in Step 1 above). The cost of sales of these commercial vehicles sold to these affiliates amounted to nil, nil and $278,335, respectively (these amounts include VAT and represent the cost of sales in Step 1 above).

During the years ended December 31, 2012, 2011 and 2010, the Company purchased commercial vehicles from Beiguo and Renbai amounting to nil, nil and $283,850 (these amounts include VAT and represent the purchases in Step 3 above), and incurred interest expenses to these two affiliates amounting to nil, $618 and $6,885, respectively under the above arrangement (these figures are reflected in “Interest expense, related parties” on the Consolidated Statements of Operations).

Since these transactions do not qualify as sales under U.S. GAAP, the amounts of the sales to affiliates (nil, nil and $283,001, for the years ended December 31, 2012, 2011 and 2010, respectively) were netted with the respective purchases from these affiliates (nil, nil and $283,850). The variance between the sales and purchase cost are insignificant mark ups charged by the affiliates and were recognized as “interest expenses, related parties” on the Consolidated Statements of Operations.

During the years ended December 31, 2012, 2011 and 2010, the Company also purchased commercial vehicles from Beiguo and Renbai other than pursuant to the above arrangement, amounting to nil, $160 and $55,411, respectively (these figures are reflected in “Cost of sales: Commercial vehicles, related parties” on the Consolidated Statements of Operations). During the years ended December 31, 2012, 2011 and 2010, the Company purchased commercial vehicles from Ruituo amounting to $234,781, $404,411 and $55,317, respectively (these figures are reflected in “Cost of sales: Commercial vehicles, related parties” on the Consolidated Statements of Operations). The interest expense incurred for the purchase from Ruituo amounting to $384, nil and nil during the years ended December 31, 2012, 2011 and 2010, respectively.

During the year ended December 31, 2010, the Company sold trading materials to Hebei Kaiyuan and Beiguo amounting to $29,824. The related cost of sales amounted to $29,160. The Company was charged an insignificant mark up to cover the operating costs in connection with these sales. Under ASC 605-45, “Reporting Revenue Gross as a Principal versus Net as an Agent”, the sales transaction by the Company to Hebei Kaiyuan and Beiguo are considered as agency sales and the revenue generated on such transactions are recorded at net basis. There was no such transaction occurred during the years ended December 31, 2012 and 2011.

The Company occupied office space in Shijiazhuang, China provided by Hebei Kaiyuan, an affiliate with Mr. Li. Hebei Kaiyuan agreed to provide the office space at free of charge and no rental costs were incurred by the Company during the years ended December 31, 2012, 2011, and 2010.